CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,710,349	$ 415,379	¥ 1,808,483
Restricted cash	270,450	41,448	478,873
Accounts and notes receivable (net of allowance for doubtful debt of RMB67,828 and RMB68,921 (US$10,563) as of December 31, 2019 and 2020, respectively)	847,233	129,844	657,158
Short-term investments	285,872	43,812	363,856
Prepaid expenses and other current assets	1,866,184	286,005	1,618,149
Amounts due from related parties	75,519	11,574	301,665
Total current assets	6,055,607	928,062	5,228,184
Non-current assets:
Property and equipment, net	8,106,425	1,242,364	5,443,565
Intangible assets, net	658,195	100,873	410,595
Land use rights, net	255,373	39,138	233,154
Operating lease right-of-use assets, net	1,325,526	203,146	1,221,616
Goodwill	994,993	152,489	989,530
Restricted cash	135,638	20,787	69,821
Deferred tax assets, net	185,481	28,426	209,366
Long-term investments, net	135,517	20,769	169,653
Amounts due from related parties	20,562	3,151	20,654
Other non-current assets	1,500,438	229,952	277,568
Total non-current assets	13,318,148	2,041,095	9,045,522
Total assets	19,373,755	2,969,157	14,273,706
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB232,323 and RMB 34,000 (US$ 5,211) as of December 31, 2019 and 2020, respectively)	34,000	5,211	234,500
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB211,710 and RMB182,669 (US$27,995) as of December 31, 2019 and 2020, respectively)	289,387	44,350	303,128
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB622,160 and RMB 981,962 (US$ 150,492) as of December 31, 2019 and 2020, respectively)	1,631,563	250,048	978,935
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,068,692 and RMB1,041,594 (US$159,631) as of December 31, 2019 and 2020, respectively)	1,041,594	159,631	1,068,692
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB52,088 and RMB 58,065 (US$ 8,899) as of December 31, 2019 and 2020, respectively)	63,245	9,693	57,625
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB8,175 and RMB12,743 (US$1,953) as of December 31, 2019 and 2020, respectively)	29,028	4,449	48,032
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of RMB56,977 and RMB 50,193 (US$ 7,692) as of December 31, 2019 and 2020, respectively)	51,007	7,817	166,935
Current portion of long-term borrowings (including current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB32,500 and RMB165,328 (US$ 25,338) as of December 31, 2019 and 2020, respectively)	180,328	27,636	32,500
Current portion of finance lease liabilities (including current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB220,363 and RMB362,760 (US$55,595) as of December 31, 2019 and 2020, respectively)	403,843	61,892	227,115
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB2,595 and RMB 2,074 (US$ 318) as of December 31, 2019 and 2020, respectively)	2,074	318	2,595
Current portion of bonds payable	1,943,619	297,873	911,147
Current portion of operating lease liabilities (including current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB410,422 and RMB 427,114 (US$ 65,458) as of December 31, 2019 and 2020, respectively)	452,272	69,314	437,817
Total current liabilities	6,121,960	938,232	4,469,021
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB79,500 and RMB570,135 (US$87,377) as of December 31, 2019 and 2020, respectively)	886,996	135,938	79,500
Bonds payable			2,060,708
Convertible promissory notes	3,014,057	461,924
Non-current portion of finance lease liabilities (including non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB549,669 and RMB299,399 (US$45,885) as of December 31, 2019 and 2020, respectively)	688,128	105,460	896,927
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,991 and RMB68,317 (US$10,470) as of December 31, 2019 and 2020, respectively)	68,696	10,528	2,443
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB82,725 and RMB155,281 (US$23,798) as of December 31, 2019 and 2020, respectively)	299,093	45,838	202,572
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB5,906 and RMB4,100 (US$628) as of December 31, 2019 and 2020, respectively)	4,100	628	5,906
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without resource to the primary beneficiaries of RMB745,899 and RMB 747,746 (US$ 114,597) as of December 31, 2019 and 2020, respectively)	747,746	114,597	745,899
Non-current portion of operating lease liabilities (including non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries of RMB529,546 and RMB 497,268 (US$ 76,210) as of December 31, 2019 and 2020, respectively)	645,499	98,927	579,102
Total non-current liabilities	6,354,315	973,840	4,573,057
Total liabilities	12,476,275	1,912,072	9,042,078
Commitments and contingencies
Shareholders' equity:
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; nil and 150,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	1,047,468	160,531
Additional paid-in capital	13,083,119	2,005,076	9,202,567
Accumulated other comprehensive loss (income)	(55,535)	(8,511)	77,904
Statutory reserves	74,462	11,412	60,469
Accumulated deficit	(7,235,113)	(1,108,830)	(4,038,390)
Treasury stock	(349,523)	(53,567)	(349,523)
Total shareholders' equity	6,564,934	1,006,120	4,953,073
Noncontrolling interest	332,546	50,965	278,555
Total shareholders' equity	6,897,480	1,057,085	5,231,628
Total liabilities and shareholders' equity	19,373,755	2,969,157	14,273,706
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	44	7	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	12	2	¥ 12
Series A Perpetual Convertible Preferred Shares
Shareholders' equity:
Ordinary shares	¥ 1,047,468	$ 160,531